Principal subsidiaries - Subsidiaries financial information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 16, 2022
Disclosure of subsidiaries [line items]
Consolidated sales revenue		$ 55,554		$ 63,495	$ 44,611
Profit/(loss) after tax		13,076		22,575	10,400
Profit/(loss) after tax – attributable to non-controlling interests		656		1,481	631
Profit/(loss) after tax – attributable to owners of Rio Tinto		12,420		21,094	9,769
Other comprehensive (loss)/income		(1,869)		(1,270)	2,584
Total comprehensive income/(loss)	[1]	11,207		21,305	12,984
Non-current assets		77,771	$ 77,771	78,464
Current assets		18,973	18,973	24,432
Non-current liabilities		(32,867)	(32,867)	(33,679)
Net assets		52,274	52,274	56,590
Attributable to non-controlling interests		2,099	2,099	5,158
– attributable to Rio Tinto		50,175	50,175	51,432
Cash flow from operations		16,134		25,345	15,875
Dividends paid to non-controlling interests		(421)		(1,090)	(683)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[2]	2,961		0	0
Goodwill		826	826	879	$ 946
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Consolidated sales revenue		2,634		3,308
Profit/(loss) after tax		756		1,193
Profit/(loss) after tax – attributable to non-controlling interests		312		493
Profit/(loss) after tax – attributable to owners of Rio Tinto		444		700
Other comprehensive (loss)/income		(111)		39
Total comprehensive income/(loss)		645		1,232
Non-current assets		2,963	2,963	2,974
Current assets		774	774	599
Current liabilities		(499)	(499)	(581)
Non-current liabilities		(974)	(974)	(1,020)
Net assets		2,264	2,264	1,972
Attributable to non-controlling interests		946	946	818
– attributable to Rio Tinto		1,318	1,318	1,154
Cash flow from operations		1,153		2,119
Dividends paid to non-controlling interests		(142)		(495)
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,424		1,971
Profit/(loss) after tax		(224)		465
Profit/(loss) after tax – attributable to non-controlling interests		(159)		285
Profit/(loss) after tax – attributable to owners of Rio Tinto		(65)		180
Other comprehensive (loss)/income		0		0
Total comprehensive income/(loss)		(224)		465
Non-current assets		13,662	13,662	12,199
Current assets		753	753	523
Current liabilities		(4,253)	(4,253)	(3,172)
Non-current liabilities		(10,731)	(10,731)	(9,874)
Net assets		(569)	(569)	(324)
Attributable to non-controlling interests		(210)	(210)	(89)
– attributable to Rio Tinto		(359)	$ (359)	(235)
Cash flow from operations		406		851
Dividends paid to non-controlling interests		0		0
Turquoise Hill
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired						49.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		2,961
Turquoise Hill | Dissenting Shareholders
Disclosure of subsidiaries [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		211
Initial consideration received (paid) (in Canadian dollars per share) | $ / shares			$ 34.4
Turquoise Hill | Other Shareholders
Disclosure of subsidiaries [line items]
Initial consideration received (paid) (in Canadian dollars per share) | $ / shares			$ (43)
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,703		2,454
Profit/(loss) after tax		802		1,352
Profit/(loss) after tax – attributable to non-controlling interests		322		541
Profit/(loss) after tax – attributable to owners of Rio Tinto		480		811
Other comprehensive (loss)/income		(206)		(183)
Total comprehensive income/(loss)		596		1,169
Non-current assets		2,846	$ 2,846	3,472
Current assets		756	756	495
Current liabilities		(112)	(112)	(371)
Non-current liabilities		(422)	(422)	(421)
Net assets		3,068	3,068	3,175
Attributable to non-controlling interests		1,225	1,225	1,268
– attributable to Rio Tinto		1,843	1,843	1,907
Cash flow from operations		1,435		2,130
Dividends paid to non-controlling interests		(278)		(589)
Other companies and eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,987		2,863
Profit/(loss) after tax		875		1,518
Profit/(loss) after tax – attributable to non-controlling interests		0		0
Profit/(loss) after tax – attributable to owners of Rio Tinto		875		1,518
Other comprehensive (loss)/income		(111)		(97)
Total comprehensive income/(loss)		764		1,421
Non-current assets		3,975	3,975	4,166
Current assets		609	609	2,118
Current liabilities		(2,724)	(2,724)	(329)
Non-current liabilities		(564)	(564)	(4,378)
Net assets		1,296	1,296	1,577
Attributable to non-controlling interests		0	0	0
– attributable to Rio Tinto		1,296	1,296	1,577
Cash flow from operations		1,981		2,512
Dividends paid to non-controlling interests		0		0
Robe River
Disclosure of subsidiaries [line items]
Consolidated sales revenue		3,690		5,317
Profit/(loss) after tax		1,677		2,870
Profit/(loss) after tax – attributable to non-controlling interests		322		541
Profit/(loss) after tax – attributable to owners of Rio Tinto		1,355		2,329
Other comprehensive (loss)/income		(317)		(280)
Total comprehensive income/(loss)		1,360		2,590
Non-current assets		6,821	6,821	7,638
Current assets		1,365	1,365	2,613
Current liabilities		(2,836)	(2,836)	(700)
Non-current liabilities		(986)	(986)	(4,799)
Net assets		4,364	4,364	4,752
Attributable to non-controlling interests		1,225	1,225	1,268
– attributable to Rio Tinto		3,139	3,139	3,484
Cash flow from operations		3,416		4,642
Dividends paid to non-controlling interests		(278)		(589)
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Goodwill		$ 337	$ 337	$ 362

[1]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[2]	On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022 US$2,961 million had been paid.